Notes Payable and Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Notes Payable and Long-term Debt
Summary of long-term debt

	December 31,
(Millions of dollars)	2018	2017
Term Loan due 2028	$698	$—
Term Loan due 2022	—	484
Foreign subsidiary obligations due 2019 through 2023	81	52
Total long-term debt at face value	779	536
Current maturities of long-term debt and unamortized discount and costs	(40)	(54)
Long-term debt, less current maturities and unamortized discount and costs	$739	$482